Offerings - Offering: 1	Nov. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	59,416,400
Proposed Maximum Offering Price per Unit	0.98
Maximum Aggregate Offering Price	$ 58,228,072
Fee Rate	0.0087%
Amount of Registration Fee	$ 5,065.85
Offering Note	Represents up to 59,416,400 shares of common stock, par value $0.01 per share (“Common Stock”), of KLX Energy Services Holdings, Inc. (the “Company”) held by the selling stockholders named in the prospectus that forms a part of the Company’s registration statement on Form S-3 to which this exhibit relates. The Proposed Maximum Aggregate Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”), based on the average of the high and low prices of the Company’s Common Stock on the Nasdaq Global Select Market on November 6, 2026. Pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
2Each share of Common Stock will be accompanied by one Preferred Stock Purchase Right (a “Right”) that trades with the Common Stock. The value, if any, attributable to this Right is reflected in the market price of Common Stock. Prior to the occurrence of certain events, none of which has occurred as of the date of this registration statement, the Rights will not be exercisable or evidenced separately from the Common Stock.